Share-Based Compensation - Summary of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Stock options	$ 416	$ 580
Share-based compensation	678	1,194
Previously Reported [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-based compensation	678	1,230
Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Restricted Stock or Unit Expense	225	0
Restricted Stock [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Restricted Stock or Unit Expense	0	540
PredaSAR [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Restricted Stock or Unit Expense	$ 37	$ 110